Debt - Schedule of outstanding short-term debt (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Debt
Short-term bank loans	¥ 89,920	¥ 65,000	$ 12,665
Long-term debt, current portion	2,733	434	385
Total	¥ 92,653	¥ 65,434	$ 13,050
Minimum
Debt
Short-term loan annual interest rates	3.20%	3.20%	3.20%
Short-term loans term	6 months	6 months
Long-term debt, current portion annual interest rates	5.55%	5.55%	5.55%
Long-term debt, current portion term	3 years	3 years	3 years
Maximum
Debt
Short-term loan annual interest rates	6.00%	6.00%	6.00%
Short-term loans term	1 year	1 year
Long-term debt, current portion annual interest rates	10.46%	10.46%	10.46%
Long-term debt, current portion term	4 years 6 months	4 years 6 months	4 years 6 months